Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets
Other	$ 1,491	$ 2,332
Current deferred tax assets	1,491	2,332
Non-current deferred tax assets
Net operating loss carryforwards	314	11,605
Other	2,524	2,957
Non-current deferred tax assets	2,838	14,562
Non-current deferred tax liabilities
Containers, net	21,318	19,067
Other	686	744
Non-current deferred tax liabilities	22,004	19,811
Net deferred tax liability	$ 17,675	$ 2,917